Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Compass EMP Commodity Strategies Volatility Weighted Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results that match the performance of the CEMP Commodity Volatility Weighted Index before expenses.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 61 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objectives by investing up to 25% of the Fund's net assets (measured at the time of investment) in a wholly-owned and controlled subsidiary (the "Subsidiary") that will invest primarily in (long only) futures contracts related to the twenty most liquid commodities (such as oil, corn, or gold) by trading volume.  The Fund seeks to track the returns of the CEMP Commodity Volatility Weighted Index (the "Index") before expenses.  The Fund employs a replication strategy that entails holding all, or approximately all, the futures in the Index.

The Index is an unmanaged index that generally consists of long-only futures contracts related to the twenty most liquid commodities by trading volume.  The Index is weighted based on the volatility of each commodity.  Volatility is a measure of the historical dispersion of a futures contract's price compared to its mean.  The weight of each member in the Index is defined by its own volatility relative to the average volatility of all index members measured over the past 180 days.  Futures contracts with lower volatility receive a higher weighting and futures contracts with higher volatility receive a lower weighting.  The Index is reconstituted every March and September and is adjusted to limit exposure to any particular commodity to 25%.  The Fund defines commodities industries issuers as all commodity-related futures contracts.  The Fund concentrates investments in the securities of commodities industries issuers because, under normal circumstances, it invests over 25% of its assets in the commodities industries.  For purposes of measuring securities of commodities industries investments, the Fund includes futures contracts at their notional value.  The Fund may gain exposure to a commodity that is scheduled to be included in the Index prior to the effective inclusion date.

The Subsidiary's investments in such commodity futures are weighted based on the volatility of each commodity.  When viewed on a consolidated basis, the Subsidiary will be subject to the same investment restrictions as the Fund.

The Fund will invest the balance of its assets primarily in fixed income securities, including domestic and foreign treasury bills and notes, commercial paper and corporate debt and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions.  The Fund expects the dollar-weighted average fixed income maturity to be 12 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above). However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as "junk bonds."

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund concentrates investments in the securities of commodities industries issuers because, under normal circumstances, it invests over 25% of its assets in the commodities industries.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.  The Fund's returns will vary and you could lose money on your investment in the Fund.  The Fund is not intended to be a complete investment program.

•

Commodity Risk. Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors. Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.  The Fund is also subject to commodity concentration risk because it normally invests over 25% of its assets in the commodities industries.

•

Fixed Income Risk. The value of the Fund's direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

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Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

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Futures Risk. The Fund's use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

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Junk Bond Risk.  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.

•

Leverage Risk. Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

•

Limited History of Operations.  The Fund is a new mutual fund and has a limited history of operation.

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Management Risk.  The Advisor's asset selection methodology may produce incorrect judgments about the value a particular asset and may not produce the desired results.

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Tracking Risks. The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund's portfolio.

•

Wholly-Owned Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's returns will vary and you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information is available by calling 1-888-944-4367.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-944-4367
Compass EMP Commodity Strategies Volatility Weighted Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Redemption Fee	rr_RedemptionFee	(15.00)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.41%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	710
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,053
Compass EMP Commodity Strategies Volatility Weighted Fund Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Redemption Fee	rr_RedemptionFee	(15.00)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.66%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A or Class T shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	513
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	914
Compass EMP Commodity Strategies Volatility Weighted Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	(15.00)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	2.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	219
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	736
Compass EMP Commodity Strategies Volatility Weighted Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	(15.00)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	430

[1]	Estimated for the current fiscal year.
[2]	The advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2013 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 1.15% for each class of shares of the Fund. The agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the advisor.